CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

4 – CASH AND CASH EQUIVALENTS

The composition of Cash and cash equivalents is as follows:

By item	12.31.2020	12.31.2019
	ThCh$	ThCh$
Cash	339,628	2,331,714
Bank balances	82,997,449	51,176,617
Other fixed rate instruments	226,193,622	104,059,655
Total cash and cash equivalents	309,530,699	157,567,986

Time deposits expire in less than three months from their acquisition date and accrue market interest for this type of short-term investment, Other fixed-income instruments mainly correspond to mutual funds with a maturity of less than 90 days, from the date of investment, There are no restrictions for significant amounts available to cash,

By currency	12.31.2020	12.31.2019
	ThCh$	ThCh$
USD	21,332,268	16,733,249
EUR	223,449	9,722
ARS	14,821,502	3,830,199
CLP	201,936,140	78,420,966
PGY	21,688,915	12,383,873
BRL	49,528,425	46,189,977
Cash and cash equivalents	309,530,699	157,567,986